SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWNSECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH  APRIL 1999

		THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               			     Approx Asset
Date	         Number    Price    Value or Approx    Seller
Each    Ident  Shares     Per     Asset Cov/ Shr     or Seller's
Trans   Sec    Purch     Share   at Time of Purch    Broker

4-15    GER    6000     13.5322     15.29          Weeden & Co.
4-16	  " "    5600     13.6049     15.13              " "
4-19	  " "    6600     13.7746     15.25              " "
4-20	  " "    2500     13.53       14.96              " "
4-26	  " "    6000     13.3594     15.28              " "
4-27	  " "   46000     13.6087     15.59              " "
4-28	  " "    6000     13.5625     15.65              " "

The Germany Fund, Inc.
( Name of Registrant)
By Laura Weber - Assistant Treasurer
Date of Statement  5/10/99